Unaudited Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 226,180	$ 33,334	¥ 297,447
Operating costs and expenses:
Total operating costs		(98,597)	(14,531)	(142,567)
Selling expenses		(24,926)	(3,674)	(23,171)
General and administrative expenses		(69,745)	(10,279)	(139,507)
Total operating costs and expenses		(193,268)	(28,484)	(305,245)
Operating profit (loss)		32,912	4,850	(7,798)
Other (loss) income, net:
Losses from fair value change		(1,112)	(164)	(17,960)
Investment income (loss) related to the realized gain (loss) on short term investments		(804)	(118)	5,025
Gains from disposal of subsidiaries				6,313
Interest income, net		121	18	16,621
Financial cost		(2,956)	(436)	(2,209)
(Provision for) Reversal of credit losses		3,199	472	(487,583)
Others, net		24,916	3,672	22,646
(Loss) Income from continuing operations before income taxes, share of income and impairment of affiliates, net		56,276	8,294	(464,945)
Income tax expense		(8,200)	(1,209)	(8,400)
Net (loss) income from continuing operations		48,076	7,085	(473,345)
Net income from discontinued operations, net of tax				3,230
Net income		48,076	7,085	(470,115)
Less: net loss attributable to the non-controlling interests		(207)	(31)	(4,406)
Continuing operations		(207)	(31)	(4,406)
Discontinued operations
Net income (loss) attributable to AIFU Inc.		48,283	7,116	(465,709)
Continuing operations		48,283	7,116	(468,939)
Discontinued operations				¥ 3,230
Net (loss) income per share attributable to ordinary shareholders of the Company — Basic and diluted :
Net (loss) income per share attributable to ordinary shareholders of the Company — Basic | (per share)	[1]	¥ 8.2	$ 1.2	¥ (1,696.4)
Net (loss) income per share attributable to ordinary shareholders of the Company — diluted | (per share)	[1]	8.2	1.2	(1,696.4)
Continuing operations | (per share)		8.2	1.2	(1,708.2)
Discontinued operations | (per share)				¥ 11.8
Shares used in calculating net income per share*:
Basic: (in Shares)	[1]	5,920,686	5,920,686	274,525
Diluted (in Shares)		5,920,686	5,920,686	274,525
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		¥ (2,996)	$ (442)	¥ (471)
Unrealized net loss on investments		(195,603)	(28,828)	(11,418)
Total comprehensive loss		(150,523)	(22,185)	(482,004)
Less: comprehensive loss attributable to the non-controlling interests		(207)	(31)	(4,406)
Comprehensive loss attributable to the Company’s shareholders		(150,316)	(22,154)	(477,598)
Revenues generated from Agency services
Net revenues:
Total net revenues		224,493	33,086	297,447
Revenues generated from Agency services | Life insurance business
Net revenues:
Total net revenues		209,373	30,858	267,881
Revenues generated from Agency services | Non-Life insurance business
Net revenues:
Total net revenues		15,120	2,228	29,566
Revenues generated from sales of health and wellness products
Net revenues:
Total net revenues		1,687	248
Cost of Agency services
Operating costs and expenses:
Total operating costs		(96,946)	(14,288)	(142,567)
Cost of Agency services | Life insurance business
Operating costs and expenses:
Total operating costs		(87,716)	(12,928)	(126,440)
Cost of Agency services | Non-Life insurance business
Operating costs and expenses:
Total operating costs		(9,230)	(1,360)	(16,127)
Cost of Sales of health and wellness products
Operating costs and expenses:
Total operating costs		¥ (1,651)	$ (243)

[1]	The number of shares as of that date is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.